DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2011
DEPOSITS FOR NON-CURRENT ASSETS	12. DEPOSITS FOR NON-CURRENT ASSETS Deposits for non-current assets consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Deposit for purchase of property, plant and equipment	—	242

	—	242